Guarantees (Tables)	12 Months Ended
Dec. 31, 2013
Financial Guarantee Member
Credit Recourse Agreements Reserve Table [Text Block]
(In thousands)	2013	2012
Balance as of beginning of period	$51,673	$58,659
Provision for recourse liability	21,793	16,153
Net charge-offs / terminations	(32,003)	(23,139)
Balance as of end of period	$41,463	$51,673

(In thousands)	2013	2012
Balance as of beginning of period	$51,673	$58,659
Provision for recourse liability	21,793	16,153
Net charge-offs / terminations	(32,003)	(23,139)
Balance as of end of period	$41,463	$51,673

E Loan [Member] | Indemnification Guarantee Member
Schedule Of Guarantee Obligations [Table Text Block]
(In thousands)	2013	2012
Balance as of beginning of period	$7,740	$10,625
Provision for (reversal of) representation and warranties	267	(1,836)
Net charge-offs / terminations	(1,431)	(1,049)
Balance as of end of period	$6,576	$7,740

(In thousands)	2013	2012
Balance as of beginning of period	$7,740	$10,625
Provision for (reversal of) representation and warranties	267	(1,836)
Net charge-offs / terminations	(1,431)	(1,049)
Balance as of end of period	$6,576	$7,740

Banco Popular De Puerto Rico [Member] | Indemnification Guarantee Member
Schedule Of Guarantee Obligations [Table Text Block]
(In thousands)	2013	2012
Balance as of beginning of period	$7,587	$8,522
Additions for new sales	13,747	-
Provision (reversal) for representation and warranties	(332)	(25)
Net charge-offs	(1,725)	(910)
Balance as of end of period	$19,277	$7,587